CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
CAPITAL STOCK

3.     CAPITAL STOCK

Preferred Stock

On January 14, 2021, the Board of Directors adopted a certificate of designation establishing the rights, preferences, privileges and other terms of 1,000 Series B Preferred Stock, par value $0.0001 per share, providing for supermajority voting rights to holders of the Series B Preferred Stock. The shares of the Series B Preferred Stock were issued to David Lee, Chief Executive Officer, Chairman of the Board, President and acting Chief Financial Officer. The Series B Preferred Stock total purchase price is $0.10 for 1,000 shares of Series B Preferred Stock. The Series B Preferred stock expired on February 28, 2021. As of June 30, 2021, there were no shares outstanding.

On March 26, 2021, the Company entered into an agreement with an investor for an exchange of convertible debt to equity. The investor exchanged convertible notes in the amount of $2,462,060, plus interest in the amount of $1,023,253 for an aggregate total of $3,485,313 in exchange for 34,853 shares of the Company’s Series C Preferred Stock. The extinguishment of the convertible debt was recognized in the Company’s financials as a gain on settlement of convertible notes and derivative. A valuation was prepared based on a stock price of $0.075, with a volatility of 206.03%, based on an estimated term of 5 years.

Per Valuation
Preferred shares issued	34,853
Stated value of debt and interest	$3,485,313
Calculated fair value of preferred shares	$85,555,204
Fair value of derivative liability removed	$178,464,388
Gain	$96,394,494

The Company recognized a gain on settlement of $96,394,494 for the extinguishment of convertible debt, plus derivative liability for the period ended June 30, 2021.

On April 14, 2021, the Board of Directors of the Company authorized the issuance of 1,000 shares of Series D Preferred Stock, par value $0.0001 per share, to David Lee, Chief Executive Officer, Chairman of the Board, President and acting Chief Financial Officer. The Series D Preferred Stock total purchase price is $0.10 for 1,000 shares of Series D Preferred Stock. The Series D Preferred stock expired on May 29, 2021. As of June 30, 2021, there were no shares of Series D outstanding.

NEWHYDROGEN, INC.

(FORMERLY BIOSOLAR, INC.)

NOTES TO CONDENSED FINANCIAL STATEMENTS – UNAUDITED

FOR THE SIX MONTHS ENDED JUNE 30, 2021 AND 2020

3.	CAPITAL STOCK (Continued)

Common Stock

On June 10, 2021, the Company filed an amendment to its Articles of Incorporation to effect an increase in the authorized number of shares of common stock of the Corporation from 3,000,000,000 shares of common stock, par value $0.0001 per share to 6,000,000,000 shares of common stock, par value $0.0001 per share.

During the six months ended June 30, 2021, the Company issued an aggregate of 52,000,000 shares of common stock and separate pre-funded warrants to purchase up to 31,333,334 shares of common stock, plus warrants to purchase up to 83,333,334 at an exercise price of $0.06 per share.

During the six months ended June 30, 2021, the Company issued 65,000,000 shares of common stock and separate pre-funded warrants to purchase up to 60,000,000 shares of common stock, plus warrants to purchase up to 125,000,000 at an exercise price of $0.04 per shares.

During the six months ended June 30, 2021, the Company issued 21,964,188 shares of common stock upon conversion of convertible promissory notes in the principal amount of $184,124, plus accrued interest of $20,851, and other fees of $1,000 at prices ranging from $0.0014 - $0.0641.

During the six months ended June 30, 2021, the Company issued 73,273,212 shares of common stock upon conversion of convertible promissory notes in the principal amount of $587,628, plus accrued interest of $74,006, and other fees of $500 at prices ranging from $0.00495 - $0.0172.

During the six months ended June 30, 2021, the Company issued 1,000,000 shares of common stock for services at fair value.

During the six months ended June 30, 2021, the Company issued 28,000,000 shares of common stock upon conversion of 392 shares of preferred stock.

  3. CAPITAL STOCK

Preferred Stock

On October 28, 2019, the Board of Directors granted 10,000,000 shares of preferred stock, par value $0.0001 per share, and authorized Series A Preferred stock consisting of one thousand (1,000) shares, which shall not be entitled to receive dividends paid on common stock, no liquidation preference, and no conversion rights. The Series A Preferred Stock will have voting rights for as long as the Series A Preferred Stock remains issued and outstanding, shall have the fifty-one percent (51%) majority voting power of the Company’s shareholders.

The Series A Preferred Stock shall be automatically redeemed at par value without any required action by the Company or the holder, and shall be triggered by the following events:

(i)	A date forty-five (45) days after the effective date of the certificate of designation.
(ii)	On the date that Mr. Lee ceases for any reason, to serve as officer, director or consultant of the Company.
(iii)	On the date that the Company’s shares of common stock first trade on any national securities exchange.

The Series A Preferred Stock automatically reverted back to the Company at par value on December 12, 2019. As of December 31, 2019, there were no Series A Preferred Stock outstanding.

Common Stock

On October 28, 2019, the Board of Directors deem it advisable and in the best interest of the Corporation to increase the authorized number of shares of common stock of the Corporation from 500,000,000 shares of common stock, par value $0.0001 per share to 3,000,000,000 shares of common stock, par value $0.0001 per share.

During the year ended December 31, 2020, the Company issued 322,286,009 shares of common stock upon conversion of convertible promissory notes in the amount of $738,850, plus accrued interest of $101,884, and other fees of $4,750 at prices ranging from $0.0014 - $0.0074.

During the year ended December 31, 2019, the Company issued 73,273,212 shares of common stock upon conversion of convertible promissory notes in the amount of $587,628, plus accrued interest of $74,006, and other fees of $500 at prices ranging from $0.00495 - $0.0172.

BIOSOLAR, INC.

NOTES TO FINANCIAL STATEMENTS – AUDITED

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019